Related Party Transactions	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related Party Transactions
Note 18 - Related Party Transactions
The aggregate value of transactions and outstanding balances relating to key management personnel and directors for the year ended December 31, 2024 was as follows:

	Salary and fees	Share-based Payments	Total
Management	$955	$585	$1,540
Outside directors	686	581	1,267
Seabord Management Corp.*	236	-	236
Total	$1,877	$1,166	$3,043
*Seabord Management Corp. (“Seabord”) is a management services company partially controlled by the Chief Accounting Officer ("CAO") of the Company. Seabord provided accounting and administration staff, and office space to the Company. The CAO does not receive any direct compensation from Seabord in relation to services provided to the Company.
The aggregate value of transactions and outstanding balances relating to key management personnel and directors for the year ended December 31, 2023 was as follows:

	Salary and fees	Share-based Payments	Total
Management	$844	$526	$1,370
Outside directors	624	471	1,095
Seabord Management Corp.*	302	-	302
Total	$1,770	$997	$2,767
*Seabord is a management services company partially controlled by the CAO of the Company. Seabord provided accounting and administration staff, and office space to the Company. The CAO does not receive any direct compensation from Seabord in relation to services provided to the Company.
During the year ended December 31, 2023, the Company advanced $750 to Rawhide Acquisition Holdings ("Rawhide"), a Company which EMX had an equity interest in. Of the total amount advanced, $600 was issued as a promissory note, secured against certain mining equipment of Rawhide (the "Collateral") listed for sale. The note bears interest at 6% compounded annually and matures on the date which is three business days after the proceeds covering the full amount of the loan are received by Rawhide from the sale or disposition of the Collateral. During the year ended December 31, 2023 the Company received $500 as partial repayment of the loan receivable and wrote off the remaining balance of the loan receivable to $Nil.